Prepaids and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of prepaids and other current assets
	June 30, 2021	December 31, 2020
Prepaid launch costs, current	$800,000	$2,260,000
Prepaid research and development	3,819,756	1,452,557
Prepaid insurance and other assets	1,121,785	795,727
Total	$5,741,542	$4,508,284

	December 31, 2020	December 31, 2019
Prepaid launch costs-current	$2,260,000	$1,603,500
Prepaid research and development	1,452,557	109,264
Prepaid insurance and other assets	795,727	512,450
Total	$4,508,284	$2,225,214